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September 29, 2004

Westcore Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

September 29, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Westcore Trust

File Nos.

2-75677 and 811-03373

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective September 28, 2004, do not differ from those filed in the Post-Effective Amendment No. 57 on September 28, 2004, which was filed electronically.

Sincerely,

/s/ Erin E. Douglas

Erin E. Douglas

Secretary